Tax Effects Allocated to Components of Other Comprehensive Income (Loss) Attributable to Noncontrolling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥ 34,890	¥ 13,574	¥ 32,172
Less: Reclassification of realized gains and losses included in net income	187	(165)	9,890
Unrealized gains (losses) on cash flow hedges	(31)	(119)	48
Less: Reclassification of realized gains and losses included in net income	25	92
Foreign currency translation adjustment	37,371	36,447	45,531
Less: Reclassification of realized gains and losses included in net income		9,489	241
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(14,258)	18,585	(9,172)
Prior service cost arising during period, net		5,235
Less: Amortization of prior service cost	(1,392)	(2,270)	(2,271)
Less: Curtailment gain		(5,131)
Less: Amortization of actuarial gains and losses	1,719	3,058	2,812
Less: Amortization of transition obligation	112	125	125
Total other comprehensive income (loss)	58,623	78,920	79,376
Tax benefit/ (expense)
Unrealized holding gains (losses) on available-for-sale securities	(12,422)	(4,823)	(11,492)
Less: Reclassification of realized gains and losses included in net income	(67)	81	(3,781)
Unrealized gains (losses) on cash flow hedges	11	43	(17)
Less: Reclassification of realized gains and losses included in net income	(9)	(33)
Foreign currency translation adjustment	(7,693)	(4,794)	(11,490)
Less: Reclassification of realized gains and losses included in net income		(3,479)	(86)
Pension liability adjustment
Actuarial gains (losses) arising during period, net	5,099	(6,656)	3,277
Prior service cost arising during period, net		(1,874)
Less: Amortization of prior service cost	498	813	813
Less: Curtailment gain		1,837
Less: Amortization of actuarial gains and losses	(615)	(1,095)	(1,007)
Less: Amortization of transition obligation	(40)	(45)	(45)
Total other comprehensive income (loss)	(15,238)	(20,025)	(23,828)
Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	22,468	8,751	20,680
Less: Reclassification of realized gains and losses included in net income	120	(84)	6,109
Unrealized gains (losses) on cash flow hedges	(20)	(76)	31
Less: Reclassification of realized gains and losses included in net income	16	59
Foreign currency translation adjustment	29,678	31,653	34,041
Less: Reclassification of realized gains and losses included in net income		6,010	155
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(9,159)	11,929	(5,895)
Prior service cost arising during period, net		3,361
Less: Amortization of prior service cost	(894)	(1,457)	(1,458)
Less: Curtailment gain		(3,294)
Less: Amortization of actuarial gains and losses	1,104	1,963	1,805
Less: Amortization of transition obligation	72	80	80
Total other comprehensive income (loss)	¥ 43,385	¥ 58,895	¥ 55,548